Operating Lease	3 Months Ended
Mar. 31, 2026
Operating Lease [Abstract]
OPERATING LEASE

8. OPERATING LEASE

As of March 31, 2026, the Company leased its land use rights, office spaces and staff dormitory with third party lessors in Vietnam, Ethiopia and the USA. The lease term ranged between 24 months and 540 months.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	March 31, 2026	December 31, 2025
Right of use assets	$33,548,825	$34,354,338

Operating lease liabilities, current	3,271,804	2,867,727
Operating lease liabilities, noncurrent	33,758,680	34,474,040
Total operating lease liabilities	$37,030,484	$37,341,767

Other information about the Company’s leases is as follows:

	For the Three Months Ended March 31,
	2026	2025
Operating cash flows used in operating leases	$1,098,165	$1,098,165
Weighted average remaining lease term (years)	9.3	10.3
Weighted average discount rate	7.5%	6.8%

For the three months ended March 31, 2026, operating lease expenses were $273,498, among which $46,303 was incurred for short-term lease. For the three months ended March 31, 2025, operating lease expenses were $265,075, among which $37,811 was incurred for short-term lease. The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2026:

March 31, 2026
For the nine months ending December 31, 2026	$3,507,226
For the year ending December 31, 2027	4,772,957
For the year ending December 31, 2028	4,927,343
For the year ending December 31, 2029	5,111,358
For the year ending December 31, 2030	5,263,011
Thereafter	21,356,333
Total lease payments	44,938,228
Less: Imputed interest	7,907,744
Present value of operating lease liabilities	$37,030,484